Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring [Member] - Level 3 [Member] ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2021 JPY (¥)	Mar. 31, 2021 JPY (¥)	Jun. 30, 2021 JPY (¥)	Sep. 30, 2020 JPY (¥)	Jun. 30, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 663	¥ 566	¥ 624	¥ 462	¥ 556	¥ 722
Fair Value, Financial Instrument, Liabilities		629	694	639	552	487	441
Trading assets and private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		364	366	397	298	382	472
Trading assets and private equity and debt investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 12	¥ 16	11	10	11	14
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.750	0.750
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.750	0.750
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 47	¥ 58	45	49	37	31
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.067	0.063
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.114	0.115
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.095	0.084
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.000
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.003	0.010
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.001	0.005
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.080	0.076
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.086	0.088
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.082	0.081
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.050	0.050
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.300	0.300
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.162	0.128
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.4	1.9
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	11.0	10.8
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	5.4	6.5
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	11.6	11.1
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	11.6	11.1
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.050	0.050
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.200	0.200
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.129	0.122
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 10	¥ 12	13	13	10	8
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.000
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.016	0.015
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.006	0.004
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.097	0.092
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.270	0.093
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.123	0.092
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 132	¥ 135	131	129	207	228
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.004	0.000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1.830	0.231
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.067	0.074
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1.000	1.000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.783	0.733
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 8	¥ 8	8	2	1	1
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.041	0.042
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.101	0.106
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.048	0.050
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.283	0.275
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.730	0.695
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.414	0.503
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 7	¥ 6	7	20	21	62
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.233	0.143
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.010	0.014
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.067	0.064
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.150	0.150
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.070	0.072
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.008
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.999	1.000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.084	0.058
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 123	¥ 106	158	62	82	94
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.000	0.000
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.286	0.186
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.010	0.024
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 23	¥ 23	21	11	11	32
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.054	0.054
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.374	0.350
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.119	0.110
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.200	0.200
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.200	0.200
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.020	0.020
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.020	0.020
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.400	0.770
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1.000	1.000
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5]	0.879	0.881
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ 9	¥ (41)	(39)	(19)	(16)	19
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.000	0.000
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.156	0.098
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.049	0.040
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.828	1.020
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.80)	(0.80)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.98	0.98
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ (28)	¥ (43)	(41)	(58)	(66)	(54)
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.002	0.001
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.022	0.023
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.087	0.096
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.134	0.131
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00252	0.00249
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00751	0.0094
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(1.00)	(1.00)
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.97	0.98
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ (37)	¥ (38)	(31)	(15)	(8)	(1)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.000	0.000
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.490	0.208
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.000	0.000
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.063	1.004
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.397	0.419
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.500	0.650
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.29	0.29
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.90	0.72
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[6]	¥ 10	¥ 15	9	0	0	7
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.002	0.001
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.021	0.021
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.024	0.026
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.250	0.315
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00117	0.00162
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00213	0.00255
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(1.00)	(0.25)
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.74	0.80
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 123	¥ 104	111	88	98	96
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.000	0.000
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.227	0.256
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5]	0.077	0.066
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.540	0.264
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	1.000	1.000
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5]	0.977	0.958
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 13	¥ 18	16	18	19	15
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value	Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.028	0.028
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.038	0.058
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[5]	0.032	0.040
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 209 [7]	¥ 185 [7]	202	150	147	168
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[7]	No predictable interrelationship	No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.088	0.092
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.088	0.092
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[5],[7]		0.020
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.020	0.020
Other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.100	0.100
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.100	0.100
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[7]	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	4.4	5.0
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	6.2	6.2
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	5.1	5.4
Other [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	8.1	8.2
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	30.8	32.0
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	13.1	13.8
Other [Member] | Market multiples [Member] | Price/Book ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Higher fair value	Higher fair value
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.2	0.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	1.5	1.6
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.9	0.9
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[7]	Lower fair value	Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.250	0.100
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[7]	0.400	0.400
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[7]	0.306	0.306
Trading Liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 6	¥ 7	2	5	4	2
Trading Liabilities [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0	0	0	0	1	0
Trading Liabilities [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0	1	0	0	0	0
Trading Liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0	1	0	3	1	1
Trading Liabilities [Member] | Bank and corporate debt securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 6	¥ 5	2	2	2	1
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable	Not applicable
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]	0.043	0.034
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]	0.970	0.035
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[5]	0.559	0.034
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 86	¥ 103	94	74	30	29
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.134	0.138
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.681	0.823
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	(0.74)	(0.69)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.94	0.96
Payables and deposits [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 2	¥ 1	2	1	1	1
Payables and deposits [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.087
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.106
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.00297
Payables and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.00587
Payables and deposits [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	(1.00)
Payables and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.97
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 511	¥ 547	508	459	447	409
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship	No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.087	0.095
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.681	0.823
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00297	0.00296
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00587	0.0077
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value	Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	(1.00)	(1.00)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.97	0.98
Other liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 24	¥ 35	¥ 33	¥ 13	¥ 5	¥ 0
Other liabilities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable
Other liabilities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.888
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[5]	0.888

[1]	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[2]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[3]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[4]	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[5]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[6]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.